Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of effective income tax rate
	2019		2018

Taxes calculated at federal rate	$(1,166,831)	21.0%	$(631,627)	21.0%
State income tax, net of federal benefit	(38,304)	0.7%	(35,215)	1.2%
Change in Valuation Allowance	1,203,231	-21.7%	712,113	-23.7%
Prior period adjustment	-	0.0%	(88,626)	2.9%
Permenant items	1,904	0.0%	43,355	-1.4%
Provision (benefit) for taxes	$-	0%	$-	0%

Schedue of deferred tax assets
	2019	2018
Noncurrent deferred tax assets (liabilities):
Deferred Tax Assets
Accrued compensation	$740,442	$88,789
Fixed assets	(9,095)	-
Net Operating Loss Carryforwards and Credits	14,494,408	13,933,735
Total Deferred Tax Assets	$15,225,755	$14,022,524

Valuation allowance	(15,225,755)	(14,022,524)
Net deferred tax / (liabilities)	$-	$-

Schedule of unrecognized tax benefits and carryforwards
Balance at December 31, 2016	$9,635,824
Additions related to prior year tax positions	-
Additions related to current year tax positions	-
Reductions related to prior year tax positions and settlements
Balance at December 31, 2017	$9,635,824

Additions related to prior year tax positions	-
Additions related to current year tax positions	-
Reductions related to prior year tax positions and settlements	-
Balance at December 31, 2018	$9,635,824